Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash dividends (in usd per share)	$ 0.16	$ 0.13
Stock offering, shares		3,384,611
Stock offering expense		$ 1,267
Purchase of ESOP shares		270,768
ESOP shares	22,486	22,486
Repurchase of common stock, shares	296,009
Stock activity under compensation plans, shares	14,968
Unearned ESOP Shares
Purchase of ESOP shares		270,768
ESOP shares	22,486	22,486
Common Stock
Stock offering, shares		3,384,611
Stock offering expense		1,267
Repurchase of common stock, shares	296,009
Additional Paid-In Capital
Stock offering, shares		3,384,611
Stock offering expense		$ 1,267
ESOP shares	22,486	22,486
Retained Earnings
Cash dividends (in usd per share)	$ 0.16	$ 0.13
Stock activity under compensation plans, shares	14,968